Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Jan. 16, 2018
C000196754
Account Value [Line Items]
Line Graph and Table Measure Name	Affinity World Leaders Equity ETF
Account Value	$ 16,059	$ 14,515	$ 11,756	$ 11,380	$ 11,503	$ 7,914	$ 9,421	$ 9,634	$ 10,000
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 18,839	16,797	14,188	13,751	14,253	9,807	10,216	9,595	10,000
AFFINITY WORLD LEADERS EQUTIY ETF Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE StarMine Affinity World Leaders Total Return Index
Account Value	$ 17,663	$ 15,691	$ 12,492	$ 11,930	$ 11,943	$ 8,082	$ 9,520	$ 9,642	$ 10,000